Commitments and contingencies - Schedule of pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments And Contingencies [Abstract]
Pledges on bank accounts	€ 121,085	€ 284,889
GUARANTEES AND PLEDGES	€ 121,085	€ 284,889